EXHIBIT 99.2

			Remittance Dates:
	July 23 through August 21, 2007

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Gulf States, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Gulf States, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: July 23 through August 21, 2007

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 2,143,591.56	$ 2,131,827.55
2	Small General Service	$0.00610	per kWh	$ 158,306.58	$ 157,924.27
3	General Service	$0.00305	per kWh	$ 882,262.93	$ 881,654.18
4	Large General Service	$0.00181	per kWh	$ 213,563.20	$ 213,485.47
5	Large Industrial Power Service	$0.15806	per kW	$ 120,800.36	$ 120,726.31
6	Interruptible Service	$0.04281	per kW	$ 5,419.52	$ 5,419.52
7	Economic As-Available Service	$0.00019	per kWh	$ 1,321.70	$ 1,321.70
8	Standby and Maintenance Service	$0.02477	per kW	$ 11,646.43	$ 11,646.43
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,044.67	$ 105,982.32
10	Total			$ 3,644,956.95	$ 3,629,987.75

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of August, 2007.

	ENTERGY GULF STATES, INC., as Servicer
	By /a/ Jay A. Lewis
	Title: VP & CFO - Utility Operations

Remittance Dates:
August 22 through September 19, 2007

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Gulf States, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Gulf States, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: August 22 through September 19, 2007

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 2,248,533.93	$ 2,236,193.96
2	Small General Service	$0.00610	per kWh	$ 173,454.26	$ 173,035.37
3	General Service	$0.00305	per kWh	$ 890,895.07	$ 890,280.35
4	Large General Service	$0.00181	per kWh	$ 220,733.33	$ 220,652.99
5	Large Industrial Power Service	$0.15806	per kW	$ 121,148.89	$ 121,074.62
6	Interruptible Service	$0.04281	per kW	$ 4,547.31	$ 4,547.31
7	Economic As-Available Service	$0.00019	per kWh	$ 322.13	$ 322.13
8	Standby and Maintenance Service	$0.02477	per kW	$ 11,646.78	$ 11,646.78
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,519.33	$ 106,447.91
10	Total			$ 3,779,801.03	$ 3,764,201.42

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of September, 2007.

	ENTERGY GULF STATES, INC., as Servicer
	By /s/ Jay A. Lewis
	Title: _VP & CFO - Utility Operations

				Remittance Dates:
September 20 through October 19, 2007

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Gulf States, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Gulf States, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period: June 29, 2007 through June 27, 2008
	Remittance Dates: September 20 through October 19, 2007

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 2,337,204.17	$ 2,324,377.57
2	Small General Service	$0.00610	per kWh	$ 159,027.40	$ 158,643.35
3	General Service	$0.00305	per kWh	$ 947,212.50	$ 946,558.92
4	Large General Service	$0.00181	per kWh	$ 227,623.29	$ 227,540.43
5	Large Industrial Power Service	$0.15806	per kW	$ 122,460.34	$ 122,385.27
6	Interruptible Service	$0.04281	per kW	$ 4,796.91	$ 4,796.91
7	Economic As-Available Service	$0.00019	per kWh	$ 438.70	$ 438.70
8	Standby and Maintenance Service	$0.02477	per kW	$ 11,657.46	$ 11,657.46
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,534.57	$ 106,462.85
10	Total			$ 3,918,955.34	$ 3,902,861.46

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of October, 2007.

	ENTERGY GULF STATES, INC., as Servicer
	By /s/ Jay A. Lewis
	Title: VP & CFO - Utility Operations

			Remittance Dates:
		October 22 through November 19, 2007

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Gulf States, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Gulf States, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period: June 29, 2007 through June 27, 2008
	Remittance Dates: October 22 through November 19, 2007

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,991,592.93	$ 1,980,663.08
2	Small General Service	$0.00610	per kWh	$ 157,577.52	$ 157,196.95
3	General Service	$0.00305	per kWh	$ 900,059.34	$ 899,438.30
4	Large General Service	$0.00181	per kWh	$ 217,833.07	$ 217,753.79
5	Large Industrial Power Service	$0.15806	per kW	$ 125,099.12	$ 125,022.45
6	Interruptible Service	$0.04281	per kW	$ 4,789.88	$ 4,789.88
7	Economic As-Available Service	$0.00019	per kWh	$ 968.60	$ 968.60
8	Standby and Maintenance Service	$0.02477	per kW	$ 11,638.55	$ 11,638.55
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,816.26	$ 106,739.17
10	Total			$ 3,518,375.27	$ 3,504,210.77

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November, 2007.

	ENTERGY GULF STATES, INC., as Servicer
	By /s/ Jay A. Lewis
	Title: VP & CFO - Utility Operations

				Remittance Dates:
			November 20 through December 19, 2007

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Gulf States, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Gulf States, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: November 20 through December 19, 2007

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,370,205.92	$ 1,362,686.25
2	Small General Service	$0.00610	per kWh	$ 124,043.16	$ 123,743.63
3	General Service	$0.00305	per kWh	$ 764,081.63	$ 763,554.41
4	Large General Service	$0.00181	per kWh	$ 191,834.93	$ 191,765.13
5	Large Industrial Power Service	$0.15806	per kW	$ 122,882.18	$ 122,806.87
6	Interruptible Service	$0.04281	per kW	$ 4,584.73	$ 4,584.73
7	Economic As-Available Service	$0.00019	per kWh	$ 282.06	$ 282.06
8	Standby and Maintenance Service	$0.02477	per kW	$ 11,638.55	$ 11,638.55
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 109,601.72	$ 107,509.62
10	Total			$ 2,699,154.88	$ 2,688,571.25

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 11th day of December, 2007.

	ENTERGY GULF STATES, INC., as Servicer
	By /s/ Jay A. Lewis
	Title: VP & CFO - Utility Operations

				Remittance Dates:
		December 20, 2007 through January 22, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Gulf States, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Gulf States, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: December 20, 2007 through January 22, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,416,098.59	$ 1,408,327.03
2	Small General Service	$0.00610	per kWh	$ 124,548.95	$ 124,248.18
3	General Service	$0.00305	per kWh	$ 724,541.55	$ 724,041.64
4	Large General Service	$0.00181	per kWh	$ 190,195.85	$ 190,126.62
5	Large Industrial Power Service	$0.15806	per kW	$ 119,603.54	$ 119,530.24
6	Interruptible Service	$0.04281	per kW	$ 4,536.89	$ 4,536.89
7	Economic As-Available Service	$0.00019	per kWh	$ 302.82	$ 302.82
8	Standby and Maintenance Service	$0.02477	per kW	$ 11,645.53	$ 11,645.53
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,717.35	$ 106,642.17
10	Total			$ 2,700,191.07	$ 2,689,401.12

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of January, 2008.

	ENTERGY GULF STATES, INC., as Servicer
	By /s/ Jay A. Lewis
	Title: VP & CFO - Utility Operations

				Remittance Dates:
			January 22, 2008 through February 20, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Gulf States, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Gulf States, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: January 22, 2008 through February 20, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,798,708.35	$ 1,788,837.03
2	Small General Service	$0.00610	per kWh	$ 139,192.52	$ 138,856.37
3	General Service	$0.00305	per kWh	$ 771,186.65	$ 770,654.54
4	Large General Service	$0.00181	per kWh	$ 199,725.92	$ 199,653.23
5	Large Industrial Power Service	$0.15806	per kW	$ 121,828.57	$ 121,753.89
6	Interruptible Service	$0.04281	per kW	$ 5,070.72	$ 5,070.72
7	Economic As-Available Service	$0.00019	per kWh	$ 41.69	$ 41.69
8	Standby and Maintenance Service	$0.02477	per kW	$ 12,140.93	$ 12,140.93
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,548.93	$ 106,476.93
10	Total			$ 3,156,444.28	$ 3,143,485.33

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of February, 2008.

	ENTERGY GULF STATES, INC., as Servicer
	By /s/ Jay A. Lewis
	Title: VP & CFO - Utility Operations

Remittance Dates:
February 21, 2008 through March 21, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: February 21, 2008 through March 21, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,640,855.34	$ 1,631,850.31
2	Small General Service	$0.00610	per kWh	$ 143,841.32	$ 143,493.98
3	General Service	$0.00305	per kWh	$ 725,151.30	$ 724,650.95
4	Large General Service	$0.00181	per kWh	$ 202,000.30	$ 201,926.78
5	Large Industrial Power Service	$0.15806	per kW	$ 128,652.46	$ 128,573.60
6	Interruptible Service	$0.04281	per kW	$ 4,775.97	$ 4,775.97
7	Economic As-Available Service	$0.00019	per kWh	$ (2,772.19)	$ (2,772.19)
8	Standby and Maintenance Service	$0.02477	per kW	$ 13,288.56	$ 13,288.56
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,315.07	$ 106,247.55
10	Total			$ 2,964,108.13	$ 2,952,035.51

11	Results of Annual Recociliation (if applicable): n/a

12	Reconciliation Period: n/a

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service
14	Small General Service
15	General Service
16	Large General Service
17	Large Industrial Power Service
18	Interruptible Service
19	Economic As-Available Service
20	Standby and Maintenance Service
21	Street and Outdoor Lighting
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,952,035.51
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,952,035.51

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer to the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of March, 2008.

ENTERGY TEXAS, INC., as Servicer
By /s/ Jay A. Lewis
Title: VP & CFO, Utility Operations